Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants [Line Items]
Schedule of Black-Scholes Option-Pricing Model	The fair value of the Series C Common Warrants immediately prior to and immediately after the exercise price adjustment, were estimated using the Black-Scholes option-pricing model with the following assumptions:
February 5, 2025
Exercise price	$0.80 to $196.00
Term (years)	3.0
Expected stock price volatility	109.17%
Risk-free rate of interest	4.19%

Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:

December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%

Schedule of Outstanding Warrants

A summary of outstanding warrants as of September 30, 2025 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Public and Private Placement Warrants	4,596	$23,000.00	3.38
February 2024 Series A Common Warrants	306	2,780.00	1.87
September 2024 Series C Common Warrants	4,088	0.80	2.46
December 2024 Common Warrants	4,203	112.20	2.73
January 2025 Common Warrants	8,193	116.40	2.77
February 2025 Pre-funded Warrants	10,787	0.002	No expiration date
February 2025 Common Warrants	127,551	39.20	4.36
Outstanding as of September 30, 2025	159,724	$707.39	4.14

A summary of outstanding warrants as of December 31, 2024 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Public Warrants	4,596	$23,000.00	4.13
February 2024 Series A Common Warrants	306	2,780.00	2.62
Series A Preferred Warrants	625	800.00	0.12
September 2024 Series C Common Warrants	4,088	196.00	3.23
December 2024 Common Warrants	4,203	112.20	3.48
Outstanding as of December 31, 2024	13,818	$8,192.20	3.60

Schedule of Black-Scholes Option-Pricing Model	In calculating the incremental fair value om April 30, 2024, the Company used the following assumptions: risk-free interest rate
Risk-free interest rate	4.72%
Expected life (in years)	4.80
Expected dividend yield	0%
Expected volatility	90%